Schedule of Original Classification Under Ias 39 and the New Classification Under Ifrs 9 (Details)	12 Months Ended
Jul. 31, 2020
Classification Under IAS 39 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	Loans and receivables
Amounts receivable	Loans and receivables
Accounts payable	Other financial liabilities
Short term loans	Other financial liabilities
Convertible debt	Other financial liabilities
Classification Under IFRS 9 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	Amortized cost
Amounts receivable	Amortized cost
Accounts payable	Amortized cost
Short term loans	Amortized cost
Convertible debt	FVTPL